Financial risk management and financial instruments - Summary of Changes in Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	€ 1,215
At December 31	1,635	€ 1,215
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	1,154	1,094	€ 852
Changes in fair value recorded in other comprehensive income	396	60	242
At December 31	€ 1,550	€ 1,154	€ 1,094